April 17, 2020

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Carillon Series Trust File Nos. 033-57986 and 811-07470

Dear Sir or Madam:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, are exhibits containing risk/return summary information in interactive data format for the Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Cougar Tactical Allocation Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout International Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund (collectively, the “Funds”), each a series of Carillon Series Trust.  The exhibits include updated risk/return summary information for the Funds to reflect the supplement dated March 20, 2020, to the Funds’ prospectus (Accession Number: 0000898432-20-000376), which is incorporated herein by reference.
If you have any questions or comments concerning the foregoing, please call me at 727-567-3526.

Very truly yours,

/s/ Susan L. Walzer

Susan L. Walzer Principal Executive Officer

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